Intangible assets (Details) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 911,943		$ 469,286
Description, of intangible assets	The Company decreased its cost of intangible assets of $2,861,631 and adjusted the estimated useful life of trade names and regulatory licenses from 10 years to 3 years and the estimated useful life of technology from 10 years to 5 years. This change in accounting estimate was effective in the first quarter of fiscal year 2022.